SCHEDULE OF CAPITAL COMMITMENTS (Details) - SGD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Purchase of a property in Malaysia			$ 387,720
Loan to a third party	[1]	$ 500,000	$ 1,000,000

[1]	The Group embarked on its strategy in People’s Republic of China through a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.